Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues and other operating income
Revenues	$ 1,657,541	$ 907,943
Other operating income	290,465	92
Total revenues and other operating income	1,948,006	908,035
Operating expenses
Voyage expenses and commissions	386,475	374,569
Ship operating expenses	119,157	120,125
Administrative expenses	38,414	24,865
Depreciation	147,334	163,431
Total operating expenses	691,380	682,990
Net operating income	1,256,626	225,045
Other income (expenses)
Finance income	7,396	9,243
Finance expense	(75,450)	(123,188)
Gain (loss) on marketable securities	703	(1,679)
Share of results of associated companies	23,748	1,117
Dividends received	6,393	3,815
Net other expenses	(37,210)	(110,692)
Profit before income taxes	1,219,416	114,353
Income tax expense	(1,124)	(3,523)
Profit for the period	$ 1,218,292	$ 110,830
Basic earnings per share (in USD per share)	$ 5.47	$ 0.50
Diluted earnings per share (in USD per share)	$ 5.47	$ 0.50